FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21532

The Penn Street Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2240 RIDGEWOOD ROAD, SUITE 101 WYOMISSING, PA  19610

 (Address of Principal Executive Offices)                  (Zip Code)

The Penn Street Fund, Inc.

Mr. David D. Jones, Esquire

395 Sawdust Road, #2148  The Woodlands,  TX  77381

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP,

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:   866-207-5175

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Penn Street Fund, Inc.

Lighting the way
to your investment future

Annual Report
October 31, 2009

Institutional Style Investing

TABLE OF CONTENTS

Berkshire Advisors Select Equity Portfolio seeks to maximize total return by investing in companies with market capitalization greater than $6 Billion, consistent earnings and/or dividend histories with attractive valuation.

Letter to Shareholders	1-3
Performance Illustration	4-5
Portfolio Illustration	6
Investment Portfolio	7-11
Financial Statements	12-15
Notes	16-21
Report of Independent Registered Public Accounting Firm	22
Expense Illustration	23
Directors and Officers	24-25
Additional Information	26-27

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

LETTER TO THE SHAREHOLDERS

OCTOBER 31, 2009

Dear Shareholders,

While the last quarter of 2008 proved to be one of the most turbulent times for US investors since the 1930’s, the second half of 2009 provided a substantial upswing in the face of economic tension.  Investors who stayed the course and looked beyond the negative sentiment from late 2008 through the beginning of March 2009 may be quite pleased with their equity results.

Remaining invested in good quality companies is sometimes difficult during economic downturns, however staying invested has historically rewarded those with a longer than a ‘tomorrow’ or ‘next week’ time horizon.  We believe that investors need to remain invested in order to benefit from rallies which inherently tend to come suddenly as markets recover.  By being on the sidelines, an investor can easily miss the benefits of any rally.

At Penn Street, we remain focused with our institutional investment discipline and believe the benefit of owning well capitalized value companies will bode well for those with a long term perspective.

Remaining accessible during the difficult times is one way we have managed our commitment to investors and shareholders.  We truly appreciate your continued trust, commitment, and confidence as we remain focused on our investment discipline for the long term.

Respectfully,

Jay R. Kemmerer

President & Chief Executive Officer

Penn Street Fund, Inc.

October 31, 2009

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

PORTFOLIO OVERVIEW

OCTOBER 31, 2009

Summary of Results

For the twelve months ending on October 31st, 2009.  Class A shares of Penn Street Berkshire Advisors Select Equity Portfolio provided a total return of 9.16%.  This compares with a total return of 6.97% for the Fund’s benchmark, the S&P 500 index.

Market Overview October 31st, 2008- October 31st, 2009

The financial markets experienced extraordinary volatility during the last quarter of 2008 as well as the first quarter of 2009.  During the first half of the reporting period, economic headwinds included an increase in mortgage defaults, lower corporate spending, tougher credit markets, and a rapidly deteriorating labor market.  The economic decline was not limited to the US, but was widespread through Europe, Japan, as well as the emerging markets.  The global financial decline was among the worst since the 1940’s.

In order to stabilize a deteriorating global cycle, the US and other central banks coordinated efforts to reduce interest rates dramatically, and eliminate the tightened credit markets by implementing a broad based quantitative easing policy to improve the global economies.  The federal government began implementation of a massive stimulus program aimed at strengthening the economy.  By the second half of the reporting period, US equity, bond, as well as international markets started on a recovery path.  From the lows in March, the US markets gained significant upward momentum as the first leg of the recovery became evident.

With March as the turning point, the US stock market continued an 8 month long rally.  Although there had not been any formal announcement, the consensus is the US has finally exited one of the deepest recessions in its history in mid-summer 2009.

Investment Overview of Performance

Identifying companies with strong balance sheets and better than expected earnings provided investors with positive performance results.  Companies such as McDonalds in the consumer staples industry, Hewlett Packard, IBM, and Western Digital in technology, and pharmaceutical giants AmerisourceBergen and Bristol Myers bolstered the Fund’s relative performance.  In addition, strong performances in select financial holdings such as Aflac, Goldman Sachs, State Street, and Bank of America as well as energy names Newfield Exploration and Chesapeake Energy, all boded well for investors.  Elsewhere, security selection in the industrial sector was another positive factor affecting performance along with consumer staples names like Archer Daniels Midland.

The avoidance of owning troubled financials like AIG, Fannie Mae, and Freddie Mac contributed to positive performance as these shares declined dramatically during the initial phases of the financial crisis.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

PORTFOLIO OVERVIEW (CONTINUED)

OCTOBER 31, 2009

Performance Detractors

During the reporting period’s first half, detractors came from various sectors including energy, financials, and basic materials.  These included energy names like British Petroleum, Apache, Devon, and Hess, and basic material names such as Agrium and US Steel.

While we were not exposed to the big banks like Citigroup, JP Morgan, Merrill Lynch, or Lehman Brothers we did see losses in Torchmark and Axis.

We believe the emotional cost of capital is rather low currently, and investors should be selective in putting their money to work.  While high beta stocks performed extraordinary well for a large part of the year, we would now focus on a potential upcoming shift into large-cap value companies.  As growth company valuations become inflated, we believe there will be larger inflows into high quality companies trading at reasonable price to earnings and price to book ratios in 2010.

Respectfully,

Jay R. Kemmerer

President & Chief Executive Officer

The Penn Street Fund, Inc.

October 31, 2009

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2009

Comparison of change in value of a $10,000 investment in

Berkshire Advisors Select Equity Portfolio

and Standard & Poor’s 500 Index

	One Year	Average Annual Return Five Year	Average Annual Return Since Inception	Value of a $10,000 Investment
Berkshire Advisors Select Equity Portfolio	3.19%*	(0.47)%*	2.12%	$10,850
S&P 500 **	6.97%	(2.76)%	2.77%	$11,763

25,000
20,000
15,000
10,000
5,000
0
4/2/2003
4/30/2003
7/31/2003
10/31/2003
1/31/2004
4/30/2004
7/31/2004
10/31/2004
1/31/2005
4/30/2005
7/31/2005
10/31/2005
1/31/2006
4/30/2006
7/31/2006
10/31/2006
1/31/2007
4/30/2007
7/31/2007
10/31/2007
1/31/2008
4/30/2008
7/31/2008
10/31/2008
1/31/2009
4/30/2009
7/31/2009
10/31/2009
Berkshire Advisors Select Equity Portfolio ($10,850)
S&P 500 Index ($11,763)

The graph assumes an initial $10,000 investment at April 2, 2003 (Date of Initial Public Offering).  The Fund instituted a maximum sales load of 5.50% effective February 27, 2004.  The line graph and average annual return since inception figures do not reflect this sales load as it was not in effect at the Fund’s inception.  All dividends and distributions are reinvested.  This graph depicts the performance of the Berkshire Advisors Select Equity Portfolio versus the S&P 500 Total Return Index.  It is important to not that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

PERFORMANCE ILLUSTRATION - CONTINUED

OCTOBER 31, 2009

(a)   The performance data noted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares. To obtain the most recent month-end standardized performance, please call toll-free (866) 207-5175.

*    The maximum sales load, and other charges deducted from payments, is deducted from initial $10,000 investment.

** The S&P 500 Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2009

Shares		Value

COMMON STOCK - 95.92%

Accident & Health Insurance - 5.04%
1,400	Aflac, Inc.	$ 58,086
400	Partnerre Ltd.	30,592
3,600	Unum Group	71,820
		160,498

Biological Products, (No Diagnostic Substances) - 2.00%
1,500	Gilead Sciences, Inc.*	63,825

Canned, Fruits, Veg, Preserves, Jams & Jellies - 1.99%
1,200	The J.M. Smucker Co.	63,276

Commercial Banks, NEC - 1.01%
2,000	Banco Santander, S.A.	32,120

Computer & Office Equipment - 4.65%
1,600	Hewlett-Packard Co.	75,936
600	International Business Machines Corp.	72,366
		148,302

Computer Storage Devices - 2.11%
2,000	Western Digital Corp. *	67,360

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.15%
600	Kimberly Clark Corp.	36,696

Crude Petroleum & Natural Gas - 4.99%
2,400	Chesapeake Energy Corp.	58,800
700	Encana Corp.	38,773
1,500	Newfield Exploration Co. *	61,530
		159,103

Drawing & Insulating of Nonferrous Wire - 1.83%
4,000	Corning, Inc.	58,440

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

OCTOBER 31, 2009

Shares		Value

Electric Services - 8.36%
1,000	American Electric Power Co., Inc.	30,220
1,000	Constellation Energy Group, Inc.	30,920
1,900	Dominion Resources, Inc.	64,771
2,000	DTE Energy Co.	73,960
2,000	OGE Energy Corp.	66,440
		266,311

Fire, Marine & Casualty Insurance - 5.91%
1,250	Ace Ltd.	64,200
600	Chubb Corp.	29,112
600	Transatlantic Holdings, Inc.	30,300
1,300	Travelers Companies, Inc.	64,727
		188,339

Gas & Other Services Combined - 1.94%
1,200	Sempra Energy	61,740

Heavy Construction Other Than Building Construction - Contractors - 1.39%
1,000	Fluor Corp.	44,420

Hospital & Medical Service Plans - 2.71%
2,300	Humana, Inc.*	86,434

Industrial Organic Chemicals - 2.09%
1,000	Lubrizol Corp.	66,560

Life Insurance - 1.66%
1,300	Torchmark Corp.	52,780

Mining Machinery & Equipment (Excluding Oil & Gas Field Machinery & Equipment) - 1.27%
800	Joy Global, Inc.	40,328

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

OCTOBER 31, 2009

Shares		Value

Natural Gas Transmission - 2.15%
7,000	El Paso Corp.	68,670

Pharmaceutical Preparations - 8.33%
3,200	Bristol-Myers Squibb Co.	69,760
2,400	Forest Labratories, Inc.*	66,408
1,800	Eli Lilly & Co.	61,218
4,000	Pfizer, Inc.	68,120
		265,506

Poultry Slaughtering & Processing - 1.96%
5,000	Tyson Foods, Inc.	62,600

Radio & TV Broadcasting & Communications Equipment - 1.13%
500	L-3 Communications Holdings, Inc.	36,145

Real Estate Investment Trusts - 1.59%
3,000	Annaly Capital Management, Inc.	50,730

Retail-Auto & Home Supply Stores - 1.05%
900	Advance Auto Parts, Inc.	33,534

Retail-Eating Places - 2.21%
1,200	McDonalds Corp.	70,332

Retail - Family Clothing Stores - 7.31%
2,000	Ross Stores, Inc.	88,020
3,300	The Gap, Inc.	70,422
2,000	TJX Companies, Inc.	74,700
		233,142

Retail - Variety Stores - 1.09%
700	Wal-Mart Stores, Inc.	34,776

Savings Institutions, Not Federally Chartered - 0.82%
2,000	Hudson City Bancorp, Inc.	26,280

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

OCTOBER 31, 2009

Shares		Value

Search, Detection, Navagation, Guidance, Aeronautical Systems - 1.28%
900	Raytheon Co.	40,752

Security Brokers, Dealers & Flotation Companies - 2.14%
400	Goldman Sachs Group, Inc.	68,068

Services-Business Services, NEC - 2.06%
300	Mastercard, Inc.	65,706

Services-Computer Integrated Systems Design - 1.91%
1,200	Computer Sciences Corp. *	60,852

Services-Educational Services - 0.99%
350	ITT Educational Services, Inc. *	31,623

Ship & Boat Building & Repairing - 1.38%
700	General Dynamics Corp.	43,890

Surgical & Medical Instruments & Apparatus - 2.04%
1,200	Baxter International, Inc.	64,872

Wholesale-Chemicals & Allied Products - 1.09%
1,000	Ashland, Inc.	34,540

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 5.29%
3,900	AmerisourceBergen Corp.	86,385
1,400	McKesson Corp.	82,222
		168,607

TOTAL FOR COMMON STOCK (Cost $2,785,350) - 95.92%		$ 3,057,157

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

OCTOBER 31, 2009

Shares		Value

EXCHANGE TRADED FUNDS - 2.03%
4,600	Financial Select Sector SPDR (Cost $46,216) - 2.03%	$ 64,630

SHORT TERM INVESTMENTS - 2.32%
74,063	Fidelity Institutional Money Market - Class I 0.14%** (Cost $74,063)	$ 74,063

TOTAL INVESTMENTS (Cost $2,905,629) - 100.27%		$ 3,195,850

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27)%		(8,736)

NET ASSETS - 100.00%		$ 3,187,114

** Variable rate security; the rate shown represents the yield at October 31, 2009.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

Assets:
Investments, at Value (Cost $2,905,629)	$ 3,195,850
Cash	2,400
Receivables:
Dividends and Interest	2,185
Securities Sold	67,259
Receivable from Advisor	20,963
Prepaid Expenses	1,947
Total Assets	3,290,604
Liabilities:
Payable for Securities Purchased	87,744
Accrued Audit Fees	12,538
Accrued Transfer Agent Fees	1,316
Other Accrued Expenses	1,892
Total Liabilities	103,490
Net Assets	$ 3,187,114

Net Assets Consist of:
Paid In Capital (Note 6)	$ 4,374,870
Undistributed Net Investment Income	10,213
Accumulated Realized Loss on Investments	(1,488,190)
Unrealized Appreciation in Value of Investments	290,221
Net Assets, for 359,690 Shares Outstanding, 1,000,000,000 shares authorized with a $0.01 par value per share	$ 3,187,114

Net Asset Value and Redemption Price Per Share	$ 8.86

Maximum Offering Price Per Share ($8.86/94.5%)	$ 9.38

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENT OF OPERATIONS

OCTOBER 31, 2009

Investment Income:
Dividends	$ 66,556
Interest	627
Total Investment Income	67,183

Expenses:
Advisory Fees (Note 3)	27,879
Transfer Agent Fees	15,105
Audit Fees	12,501
12b-1 fees	6,969
Miscellaneous Expenses	5,907
Custody Fees	5,839
Registration Fees	3,168
Insurance Expense	1,755
Printing and Mailing Expense	500
Total Expenses	79,623
Fees Waived and Reimbursed by the Advisor (Note 3)	(23,865)
Net Expenses	55,758

Net Investment Income	11,425

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(890,302)
Net Change in Unrealized Appreciation on Investments	1,146,271
Net Realized and Unrealized Gain on Investments	255,969

Net Increase in Net Assets Resulting From Operations	$ 267,394

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

OCTOBER 31, 2009

	For the Years
	Ended	Ended
	10/31/09	10/31/08
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income (Loss)	$ 11,425	$ (2,365)
Net Realized Loss on Investments	(890,302)	(591,880)
Net change in Unrealized Appreciation (Depreciation) on Investments	1,146,271	(1,375,018)
Net Increase (Decrease) in Net Assets Resulting From Operations	267,394	(1,969,263)

Distributions to Shareholders:
Net Investment Income	(1,212)	-
Realized Gains	-	(341,207)
Net Decrease in Net Assets from Distributions	(1,212)	(341,207)

Capital Share Transactions:
Proceeds from Sale of Shares - Class A	185,883	899,028
Shares Issued on Reinvestment of Dividends - Class A	1,210	340,730
Cost of Shares Redeemed - Class A	(221,985)	378,942
Net (Decrease) Increase from Capital Share Transactions	(34,892)	860,816

Net Increase (Decrease) in Net Assets	231,290	(1,449,654)

Net Assets:
Beginning of Year	2,955,824	4,405,478
End of Year (Including undistributed net investment income of $10,213 and $0, respectively)	$3,187,114	$2,955,824

Share Transactions:
Shares Sold - Class A	24,941	72,755
Shares Issued on Reinvestment of Dividends - Class A	159	25,638
Shares Redeemed - Class A	(29,552)	(31,201)
Net (Decrease) Increase in Shares	(4,452)	67,192
Outstanding at Beginning of Year	364,142	296,950
Outstanding at End of Year	359,690	364,142

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

OCTOBER 31, 2009

	For the Years Ended
Class A Shares	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05

Net Asset Value, at Beginning of Year	$ 8.12	$ 14.84	$ 13.08	$ 11.37	$ 11.04

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.03	(0.01)	(0.03)	0.03	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.71	(5.58)	2.14	2.25	1.39
Total from Investment Operations	0.74	(5.59)	2.11	2.28	1.43

Distributions (Net Investment Income)	0.00***	0.00	0.00	(0.03)	(0.09)
Distributions (Realized Gains)	0.00	(1.13)	(0.35)	(0.54)	(1.01)
Total Distributions	0.00	(1.13)	(0.35)	(0.57)	(1.10)

Net Asset Value, at End of Year	$ 8.86	$ 8.12	$ 14.84	$ 13.08	$ 11.37

Total Return **	9.16%	(40.63)%	16.48%	20.70%	13.41%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,187	$ 2,956	$ 4,405	$ 2,417	$ 1,547
Before Waivers
Ratio of Expenses to Average Net Assets	2.86%	2.54%	3.54%	2.97%	3.64%
Ratio of Net Investment Loss to Average Net Assets	(0.45)%	(0.59)%	(1.72)%	(0.78)%	(1.28)%
After Waivers
Ratio of Expenses to Average Net Assets	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.41%	(0.06)%	(0.18)%	0.19%	0.36%
Portfolio Turnover	176%	138%	95%	114%	247%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

*** Distributions amount is less than $0.005/share.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009

Note 1. Organization

The Penn Street Fund, Inc. (the “Company”) is an open-end, management investment company that was organized as a corporation in the State of Maryland on July 6, 1995. The Company is currently authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue such shares in multiple series and classes. The Company currently issues shares in one series, the Berkshire Advisors Select Equity Portfolio (the “Fund”).  These shares are Class A shares with a maximum 5.50% front end sales load. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is classified as a "non-diversified" mutual fund under the Investment Company Act of 1940 (“1940 Act”).

The Fund seeks to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion).

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

Security Valuation- The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which no quotations are readily available or for which the Fund's investment advisor believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's investment advisor under the supervision of the Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Fund may value its securities by using an independent pricing service.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - CONTINUED

OCTOBER 31, 2009

market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Fund’s assets measured at fair value as of October 31, 2009:

                          Quoted Prices in

                        Active Markets for      Significant Other              Significant          Balance as of

                           Identical Assets      Observable Inputs     Unobservable Inputs     October 31,

                                (Level 1)                      (Level 2)                      (Level 3)                      2009

        Assets

Money Market       $       74,063                         $   -                            $   -                $         74,063

Exchange Traded

 Fund                      $       64,630                         $   -                            $   -                $         64,630

Common Stocks     $  3,057,157                         $   -                            $   -                $    3,057,157

               Total        $  3,195,850                         $   -                            $   -                $    3,195,850

Federal Income Taxes- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain.  Therefore, no federal income tax provision is required.

Accounting principles generally accepted in the United States of America provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and require the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Management has evaluated the Fund’s tax positions as of October 31, 2009, and has determined that none of them are uncertain.

As of and during the year ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund’s tax filings for the fiscal years ended October 31, 2006 through 2008 are subject to examination by U.S. federal tax authorities.

Investment Transactions- Investment transactions are recorded based on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities, if any, are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

Distributions to Shareholders- The Fund generally declares dividends annually, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications- Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Subsequent Events - Management has evaluated the impact of all subsequent events on the Fund through December 30, 2009, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than a dividend declaration.  The Fund’s Board of Directors declared the following dividend:

Dividend Per Share	Record Date	Payable Date
$0.028	12/28/2009	12/29/2009

Note 3. Investment Management Agreement

Berkshire Advisors, Inc., 2240 Ridgewood Road, Wyomissing, Pennsylvania 19610, serves as investment advisor to the Fund. For its services to the Fund, the Advisor receives an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. For the year ended October 31, 2009, the Advisor earned a fee of $27,879 from the Fund for Advisory services.

The Advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to maintain for the Fund a net total annual operating expense ratio of 2.00%. The Advisor may decide at anytime not to undertake such waivers and/or reimbursements. This commitment to waive fees is voluntary and can be terminated at any time. For the year ended October 31, 2009 the Advisor waived $23,865 of its Advisory fees. The Fund has agreed that any operating  expenses of the Fund reimbursed or waived by the Advisor may be repaid to the Advisor by the Fund at anytime for a period of thirty-six months subsequent to the time such waivers or reimbursements are made if the total  expenses  for the Fund for each such year for which such repayment is sought,  after  giving effect to the repayment,  do not exceed 2.00% of the average daily net assets  (or any  lower  expense  limitation  or limitations  to which the Advisor may agree).  At October 31, 2009, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
October 31, 2007	October 31, 2010	$26,737
October 31, 2008	October 31, 2011	$21,794
October 31, 2009	October 31, 2012	$23,865

Note 4. Related Party Transactions

Jay R. Kemmerer is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Kemmerer receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund. Certain officers and directors of the Fund are also officers and/or directors of the Advisor. David Jones of Drake Compliance is a director of the Fund and acts as the compliance officer as well as legal counsel for the Fund. Greg Getts of Mutual Shareholder Services acts as the assistant Secretary for the Fund and is also President of the Transfer Agent.

Note 5. Distribution Plan

The Fund's Board of Directors has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under the 1940 Act.  The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate Unified Financial Services, Inc. (“UFSI”), the distributor, and other eligible entities for expenses relating to the promotion and sale of Fund shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Class A Plan, the Class A shares compensate UFSI and other eligible entities for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares. During the year ended October 31, 2009, distribution fees of $6,969 were paid by the Fund for Class A shares.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

Note 6. Capital Stock

The Fund is authorized to issue one billion of shares with $0.01 par value of separate series.  Paid in capital at October 31, 2009 was $4,374,870 representing 359,690 shares outstanding.

Note 7. Investment Transactions

For the year ended October 31, 2009, purchases and sales of investment securities other than U.S. Government obligations, aggregated $4,824,201 and $4,824,926, respectively.  There were no purchases and sales of U.S. Government obligations.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at October 31, 2009 was $2,931,280.

At October 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation
$341,310	($76,740)	$264,570

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed ordinary income	$ 10,213
Capital loss carryforwards	(1,462,539)
Unrealized depreciation on investments	264,570
($1,187,756)

For federal income tax purposes the Fund paid an ordinary income distribution of $0.0034, which amounted to $1,212 for the year ended October 31, 2009.

For the year ended October 31, 2008, the Fund paid a long term capital gain distribution of $0.5306 per share for $180,934 and an ordinary income distribution of $0.5990 for $160,273 for a total distribution of $341,207.

The Fund has capital loss carryforwards available to offset future gains of $1,462,539.  Of this amount, $582,892 expire October 31, 2016 and $879,647 expire October 31, 2017.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the  allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

Note 9. New Accounting Pronouncements

The Fund adopted the “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles.” Upon adoption the FASB Accounting Standards Codification (“Codification”) became the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance in the Codification carries an equal level of authority.  The Codification superseded all existing non-SEC accounting and reporting standards at the time of adoption. All non-grandfathered non-SEC accounting literature not included in the Codification became non-authoritative.  Management has determined that the adoption of this standard had little impact on the Fund’s financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OCTOBER 31, 2009

To the Board of Trustees of The Penn Street Fund, Inc.

and the Shareholders of Berkshire Advisors Select Equity Portfolio

We have audited the accompanying statement of assets and liabilities of the Berkshire Advisors Select Equity Portfolio, a series of shares of The Penn Street Fund, Inc., including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Berkshire Advisors Select Equity Portfolio as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

December 30, 2009

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

EXPENSE ILLUSTRATION

OCTOBER 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Berkshire Advisors Select Equity Fund, you incur two types of costs: 1) transaction costs, which may include sales charges (loads) on purchase payments and 2) ongoing costs which typically consist of management fees, 12b-1 fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 through October 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	5/1/2009	10/31/2009	5/1/2009 to 10/31/2009

Actual	$1,000.00	$1,217.03	$11.18
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

OCTOBER 31, 2009 (UNAUDITED)

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Company.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

OCTOBER 31, 2009 (UNAUDITED)

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Jay R. Kemmerer 2240 Ridgewood Road, Wyomissing, PA 19610 50	Director, President, Treasurer; Indefinite. Since January, 2007.

President, Berkshire Advisors, Inc. Registered Investment Advisor - 2002 – present. President, Kemmerer & Co. Financial Planning - 1992 – Present. President, Jay R. Kemmerer d/b/a Berkshire Mortgage Company-Mortgage Broker Business 1998 - present

Mr. David Jones 719 Sawdust Road, Suite 113, The Woodlands, TX 77380 51	Director, Secretary, Chief Compliance Officer; Indefinite. Since February, 2007.

President, David D. Jones, Esq. & Assoc., P.C., a law firm - 1998 – present. Managing Member, Drake Compliance, LLC, a compliance consulting firm- 2004 – present. BA in Economics, The University of Texas at Austin- 1983 JD (cum laude), Saint Mary's University School of Law- 1994

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS - CONTINUED

OCTOBER 31, 2009 (UNAUDITED)

The following table provides information regarding each Director who is not  an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Michael Ricca 11 Chillemi Ct Berlin, NJ 08009 47	Independent Director; Indefinite. Mr. Ricca was voted as an Independent Director of the Company at the September, 2007 board meeting

President, Cornerstone Property Group LLC-- September 2002 - Present. Self-Employed CPA -- Nov. 1993-2002.  Assistant Manager, Tax Examinations, Smithkline Beecham Corp. --July 1990-Nov. 1993.  Senior Tax Associate, Coopers and Lybrand --July 1986-1990.  MS in Taxation, Temple University--June 1991. BS in Business Administration, Drexel University--June 1985

Mr. Nelson H. Long 322 Oak Hill Lane, Wyomissing, PA 19610 69	Independent Director; Indefinite. Mr. Long has served as an Independent Director since February, 2007.	Treasurer, County of Berks, PA - 2000 – present. BA, History & Political Science, Rutgers University- 1962. MBA, Accounting, Rutgers University- 1965
Mr. Raymond Melcher 3400 Wyoming Drive N., Sinking Spring, PA 19608 57	Independent Director; Indefinite. Mr. Melcher has served as an Independent Director since March, 2009.	Independent Director; Indefinite. Mr. Melcher has served as an Independent Director since March, 2009.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

ADDITIONAL INFORMATION

OCTOBER 31, 2009 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free (800) 839-6587 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (800) 839-6587 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 839-6587.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors started the discussion regarding the renewal of the investment advisory agreement and reviewed the duties of fund directors in renewing investment advisory contracts.  The Board members stated that in renewing the Investment Advisory Agreement (the "Agreement") between the Company and the Adviser, the Board of Directors must consider and evaluate the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of Fund shareholders.

To assist the Board in their renewal of the Agreement, written materials from the Adviser were provided in advance of the meeting for their review.  The Board reviewed the history of the Adviser, including its background and investment management experience. The Board then gave careful consideration to the nature, extent and quality of the services to be provided by the Adviser. The Board analyzed the Adviser's experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

The Board then discussed the proposed fees payable to Berkshire for its services to the Fund under the proposed Agreement.  The Board noted with approval that total investment management fees being paid by the Fund would continue at 1.00% annually.

Thereupon, after further consideration, the Board concluded that the Investment Advisory Agreement was fair and reasonable; that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser; and that renewal of the Investment Advisory Agreement would be in the best interests of the Fund.

Board of Directors and Officers

Jay R. Kemmerer

David Jones

Michael Ricca

Nelson H. Long

Ray Melcher

Investment Adviser

Berkshire Advisors, Inc.

2240 Ridgewood Road, Suite 101

Wyomissing, PA 19610

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

            8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

Huntington National Bank

7 Easton Oval – EA4E95

Columbus, OH 43219

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Legal Counsel

David Jones & Associates

395 Sawdust Rd. #2148

The Woodlands, TX 77381

This report is provided for the general information of the shareholders of The Penn Street Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.  You may obtain a current copy of the Fund’s prospectus by calling 1-800-839-6587.  Distributed by Unified Financial Services, Inc., Indianapolis, IN.  (Member FINRA)

Item 2.

Code of Ethics.

Code of Ethics -The Registrant's Code of Ethics is attached hereto as an exhibit.  As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or persons performing similar functions. No waivers from a provision of the Code were granted during the period covered by this report.

Item 3.

Audit Committee Financial Expert.

The Registrant's Board of Directors currently has determined that Independent Director Michael Ricca has the requisite, knowledge and experience to serve as an audit committee financial expert and has  designated Mr. Ricca as an audit committee financial expert.

Item 4.

Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate audit fees billed to the Penn Street Fund, Inc. for the last two fiscal years by the principal accountant were $11,000 in 2009 and $10,500 in 2008.

(b) Audit-Related Fees. The aggregate audit related fees billed, other than those noted under "Audit Fees" Disclosure, billed to the Penn Street Fund for the last two fiscal years by the principal accountant were $11,000 in 2009 and $10,500 in 2008 related Form N-17f-2.

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $1,500 in 2009 and $1,500 in 2008, respectively.

(d)

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0, respectively.

(e)(1)

The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)

There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)

All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's accountant for the registrant's adviser.

(h)

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Schedule of Investments.

Included in Annual Report to Shareholders filed under Item 1 of this form.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.

Controls and Procedures.

(a)

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)), as of a date within 90 days of the filing date of the report, the registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.

Exhibits.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Penn Street Funds, Inc.

By (Signature and Title)*           /s/ Jay R. Kemmerer

                                    --------------------------------------------

                                    Jay R. Kemmerer, President and Treasurer

Date: January 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Jay R. Kemmerer

By (Signature and Title)*

Jay R. Kemmerer, President and Treasurer

Date: January 8, 2010